Revenue Recognition - Allowance For Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 63	$ 108
Provision charged to expense	4	15	$ 67
Write-offs	(19)	(43)
Changes for member collectability uncertainty	(33)	(16)
Effect of foreign currency exchange rate changes	(2)	(1)
Balance at end of period	$ 13	$ 63	$ 108	$ 13
Revenue not recognized, COVID-19				$ 4